Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 192,819	¥ 245,600
Carrying value of investment contracts underwritten			224,418
Estimated fair value of investment contracts underwritten			225,563
Listed equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		63,132	117,476
Unlisted equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 129,687	¥ 128,124

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \117,476 million and \128,124 million respectively, as of March 31, 2017, and \63,132 million and \129,687 million respectively, as of March 31, 2018. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.